Schedule of Other Assets (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Other Assets
Accounts receivable and other items	$ 9,938	$ 10,799
Accrued interest	2,125	2,336
Current income tax receivable	1,453	2,294
Defined benefit asset	334	9
Insurance-related assets, excluding investments	2,020	2,268
Prepaid expenses	1,165	1,150
Total	$ 17,035	$ 18,856